Schedule of detailed information about trade and other payable (Details) - CAD ($)	May 31, 2019	May 31, 2018
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 1,126,982	$ 333,705
Income taxes payable	483,480	23,301
Trade and other payables	$ 1,610,462	$ 357,006